UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

September 30, 2008

Annual Report

Capstone Church Bond Fund

BUILDING CHURCHES, BUILDING WEALTH

CCBF

CAPSTONE CHURCH BOND FUND

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2008

Dear Shareholder:

We are pleased to present the Annual Report for the Capstone Church Bond Fund for the period ending September 30, 2008. The Capstone Church Bond Fund is an investment company dedicated to investing in church bonds. The annual report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the fixed income market and outlook.

The objective of the Fund is to provide a high level of current income.  It pursues this objective through investment in church mortgage bonds. Additionally, the Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches. The Fund limits its investments in church mortgage bonds to those that are secured by a first position trust deed or mortgage on the issuer’s real property.

Thank you for selecting the Capstone Church Bond Fund

For more information about the Capstone Church Bond Fund, we invite you to contact us at 800-262-6631 or visit our website at www.churchbondfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Bond Fund

CAPSTONE CHURCH BOND FUND

MANAGERS COMMENTARY

SEPTEMBER 30, 2008 (UNAUDITED)

Donald McFadden, Portfolio Manager

Fixed Income Market Overview

The factors that have contributed to the extraordinary problems in the fixed income markets have been widely reported in the press.  Bond investors will likely remember September as one of the worst periods in credit market history. Although the Treasury and Federal Reserve made aggressive attempts to restore market confidence, the parade of bailouts, bankruptcies and takeovers of financial institutions raised fears to the point where borrowing and lending essentially halted.  These conditions also precipitated a dramatic decline in the equity markets with the S&P 500 Index falling 8.9% in September.  As a result of this turmoil, investors fled to the safety of U.S. Treasury securities causing the entire yield curve to fall with shorter maturities affected the most: the 3-month Treasury ended the third quarter yielding 0.93%.

Performance

The Capstone Church Bond Fund produced a 5.75% total return at NAV for the year ended September 30, 2008.  As in previous periods, portfolio income was the primary determinant of the Fund’s performance. The yield of new issue church bonds was largely unaffected by the drama of credit market travails.  However, the general credit markets crisis took its toll on the corporate bond market causing the Lehman Brothers U.S. Credit Index to return -6.57% in September and -4.79% for the year ended September 30, 2008. The proverbial flight-to-quality was clearly demonstrated by the Lehman Brothers Government Bond Index’s return of 7.90% for the fiscal year.  (Another result of the financial crisis: the Lehman Brothers indexes are now owned by Barclays Capital.)  The Fund’s cash balances increased significantly during the last half of the fiscal year due to strong sales of Fund shares and a limited supply of quality church bonds for portfolio investment, thereby reducing the Fund’s yield.  However, these excess cash balances were invested by the fiscal year end. The portfolio of church bonds (excluding cash) had a yield to maturity of 7.89% as of September 30, 2008.

CAPSTONE CHURCH BOND FUND

STATE SECTOR DIVERSIFICATION

SEPTEMBER 30, 2008 (UNAUDITED)

The table below sets forth the diversification of the Capstone Church Bond Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	Alabama	0.92%
	Arizona	2.32%
	California	16.77%
	Florida	18.07%
	Georgia	7.80%
	Illinois	2.84%
	Indiana	4.23%
	Louisiana	3.73%
	Maryland	0.08%
	Massachusetts	3.65%
	Michigan	0.36%
	Nevada	1.04%
	New Jersey	4.51%
	North Carolina	0.14%
	Ohio	3.44%
	Oregon	0.21%
	Rhode Island	2.51%
	Tennessee	3.62%
	Texas	10.63%
	Virginia	1.89%
	Washington	1.43%
	Washington, DC	1.09%
	Total Bonds and Mortgages	91.28%
Other
	U.S. Treasury Obligations	0.33%
	Short-Term Investments	6.69%
	Other	1.70%
		100.00%

* Percentages indicated are based on total net assets as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS

        SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
CHURCH MORTGAGE BONDS - 76.63% (a)

Alabama		0.92%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		$122,214
32,000	7.80%, 10/15/2025		31,542
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,026
23,000	7.50%, 10/10/2017		22,885
24,000	7.50%, 04/10/2018		23,880
25,000	7.50%, 04/10/2019		24,875
28,000	7.50%, 04/10/2020		27,860
30,000	7.50%, 04/10/2021		29,850
25,000	7.50%, 10/10/2018		24,875
27,000	7.50%, 10/10/2019		26,865
28,000	7.50%, 10/10/2020		27,860
32,000	8.00%, 04/10/2022		32,099
31,000	8.00%, 10/10/2021		31,093
Arizona		2.32%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,840
38,000	7.60%, 03/19/2029		37,810
41,000	7.60%, 03/19/2030		40,795
44,000	7.60%, 03/19/2031		43,780
48,000	7.60%, 03/19/2032		47,760
51,000	7.60%, 03/19/2033		50,745
55,000	7.60%, 03/19/2034		54,725
60,000	7.60%, 03/19/2035		59,700
64,000	7.60%, 03/19/2036		63,680
70,000	7.60%, 03/19/2037		69,650
75,000	7.60%, 03/19/2038		74,625
37,000	7.60%, 03/19/2028		36,815
40,000	7.60%, 09/19/2029		39,800

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The bonds are generally considered to be illiquid due to the limited, if any, secondary market.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
43,000	7.60%, 09/19/2030		42,785
46,000	7.60%, 09/19/2031		45,770
50,000	7.60%, 09/19/2032		49,750
54,000	7.60%, 09/19/2033		53,730
58,000	7.60%, 09/19/2034		57,710
62,000	7.60%, 09/19/2035		61,690
42,000	7.60%, 09/19/2036		41,790
72,000	7.60%, 09/19/2037		71,640
24,000	8.00%, 03/19/2023		24,082
25,000	8.00%, 09/19/2023		25,090
California		10.40%
	First Baptist Church of Clovis
35,000	7.30%, 04/15/2023		35,133
37,000	7.30%, 04/15/2024		36,815
16,000	7.30%, 04/15/2033		15,920
75,000	7.30%, 04/15/2034		74,625
81,000	7.30%, 04/15/2035		80,595
88,000	7.30%, 04/15/2036		87,560
94,000	7.30%, 04/15/2037		93,530
35,000	7.30%, 10/15/2023		34,825
20,000	7.30%, 10/15/2030		19,900
73,000	7.30%, 10/15/2033		72,635
78,000	7.30%, 10/15/2034		77,610
84,000	7.30%, 10/15/2035		83,580
90,000	7.30%, 10/15/2036		89,550
31,000	8.00%, 04/15/2022		31,096
33,000	8.00%, 10/15/2022		33,109
	Kern Christian Center
13,000	7.50%, 04/01/2018		12,935
14,000	7.50%, 04/01/2019		13,930
14,000	7.50%, 04/01/2020		13,930
16,000	7.50%, 04/01/2021		15,920
12,000	7.50%, 10/01/2017		11,940
13,000	7.50%, 10/01/2018		12,935
15,000	7.50%, 10/01/2019		14,925
16,000	7.50%, 10/01/2020		15,920
20,000	7.60%, 04/01/2024		19,900

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
21,000	7.60%, 04/01/2025	20,895
20,000	7.60%, 10/01/2023	19,900
21,000	7.60%, 10/01/2024	20,895
23,000	7.60%, 10/01/2025	22,885
18,000	8.00%, 04/01/2022	17,321
16,000	8.00%, 10/01/2021	15,408
	Montecito Park Union Church
35,000	7.20%, 04/15/2021	34,825
33,000	7.20%, 10/15/2020	32,835
40,000	7.30%, 04/15/2023	40,152
43,000	7.30%, 04/15/2024	42,785
39,000	7.30%, 10/15/2022	39,144
41,000	7.30%, 10/15/2023	40,795
45,000	7.30%, 10/15/2024	44,775
37,000	8.00%, 04/15/2022	37,115
35,000	8.00%, 10/15/2021	35,105
	North Hills Baptist Church
44,000	7.20%, 05/15/2016	44,286
46,000	7.20%, 05/15/2017	46,055
41,000	7.20%, 11/15/2015	41,242
45,000	7.20%, 11/15/2016	45,040
	Revival Pentecostal Tabernacle of San Diego
15,000	7.20%, 06/15/2018	14,922
15,000	7.20%, 06/15/2019	14,922
17,000	7.20%, 06/15/2020	16,912
18,000	7.20%, 06/15/2021	17,906
14,000	7.20%, 12/15/2017	13,927
15,000	7.20%, 12/15/2018	14,922
16,000	7.20%, 12/15/2019	15,917
17,000	7.20%, 12/15/2020	16,912
18,000	7.20%, 12/15/2021	17,906
34,000	7.30%, 06/15/2030	33,823
36,000	7.30%, 06/15/2031	35,813
39,000	7.30%, 06/15/2032	38,797
42,000	7.30%, 06/15/2033	41,782
45,000	7.30%, 06/15/2034	44,766

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
49,000	7.30%, 06/15/2035	48,745
53,000	7.30%, 06/15/2036	52,724
57,000	7.30%, 06/15/2037	56,704
26,000	7.30%, 12/15/2029	25,865
36,000	7.30%, 12/15/2030	35,813
39,000	7.30%, 12/15/2031	38,797
41,000	7.30%, 12/15/2032	40,787
44,000	7.30%, 12/15/2033	43,771
48,000	7.30%, 12/15/2034	47,750
50,000	7.30%, 12/15/2035	49,740
54,000	7.30%, 12/15/2036	53,719
19,000	8.00%, 06/15/2022	19,059
20,000	8.00%, 12/15/2022	20,064
	San Bernardino Church of God Christian Centre
68,000	8.30%, 03/15/2024	67,075
73,000	8.30%, 09/15/2025	71,978
	Sonrise Baptist
9,000	7.60%, 01/15/2030	8,953
32,000	7.60%, 01/15/2031	31,834
35,000	7.60%, 01/15/2032	34,818
37,000	7.60%, 01/15/2033	36,808
40,000	7.60%, 01/15/2034	39,792
43,000	7.60%, 01/15/2035	42,776
46,000	7.60%, 01/15/2036	45,761
50,000	7.60%, 01/15/2037	49,740
54,000	7.60%, 01/15/2038	53,719
1,000	7.60%, 07/15/2028	995
1,000	7.60%, 07/15/2030	995
33,000	7.60%, 07/15/2031	32,828
36,000	7.60%, 07/15/2032	35,813
13,000	7.60%, 07/15/2033	12,932
42,000	7.60%, 07/15/2034	41,782
45,000	7.60%, 07/15/2035	44,766
49,000	7.60%, 07/15/2036	48,745
52,000	7.60%, 07/15/2037	51,730
31,000	7.60%, 07/15/2038	30,839

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

        SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891
23,000	8.40%, 05/15/2021		22,880
25,000	8.40%, 05/15/2022		25,073
27,000	8.40%, 05/15/2023		27,086
22,000	8.40%, 11/15/2020		21,886
24,000	8.40%, 11/15/2021		24,065
26,000	8.40%, 11/15/2022		26,078
28,000	8.40%, 11/15/2023		27,854
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		42,781
45,000	7.50%, 05/21/2022		44,771
20,000	7.50%, 11/21/2020		19,898
43,000	7.50%, 11/21/2021		42,781
53,000	7.60%, 05/21/2024		52,730
56,000	7.60%, 05/21/2025		55,714
62,000	7.60%, 05/21/2026		61,684
66,000	7.60%, 05/21/2027		65,663
71,000	7.60%, 05/21/2028		70,638
89,000	7.60%, 05/21/2031		88,546
96,000	7.60%, 05/21/2032		95,510
103,000	7.60%, 05/21/2033		102,475
112,000	7.60%, 05/21/2034		111,429
51,000	7.60%, 11/21/2023		50,740
55,000	7.60%, 11/21/2024		54,720
59,000	7.60%, 11/21/2025		58,699
69,000	7.60%, 11/21/2027		68,648
73,000	7.60%, 11/21/2028		72,628
86,000	7.60%, 11/21/2030		85,561
92,000	7.60%, 11/21/2031		91,530
99,000	7.60%, 11/21/2032		98,495
115,000	7.60%, 11/21/2034		114,414
Florida		18.07%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,689

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
212,000	7.50%, 03/15/2028	210,919
187,000	7.50%, 03/15/2029	186,046
166,000	7.50%, 09/15/2027	165,153
120,000	7.50%, 09/15/2028	119,388
145,000	7.50%, 09/15/2029	144,261
290,000	7.50%, 03/15/2030	288,521
332,000	7.50%, 09/15/2030	330,307
91,000	7.50%, 03/15/2031	90,536
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021	149,220
75,000	7.90%, 01/21/2026	74,610
523,000	7.90%, 01/21/2030	520,280
124,000	7.90%, 07/21/2023	124,434
251,000	7.90%, 07/21/2025	249,695
129,000	7.90%, 07/21/2026	128,329
171,000	7.90%, 07/21/2027	170,111
218,000	7.90%, 07/21/2028	216,866
259,000	7.90%, 07/21/2030	257,653
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015	17,085
33,000	8.20%, 12/15/2015	32,828
29,000	8.40%, 12/15/2029	28,849
69,000	8.40%, 06/15/2021	68,641
74,000	8.40%, 06/15/2022	74,207
10,000	8.40%, 06/15/2025	9,948
24,000	8.40%, 06/15/2027	23,875
199,000	8.40%, 06/15/2034	197,965
65,000	8.40%, 12/15/2020	64,662
71,000	8.40%, 12/15/2021	71,192
71,000	8.40%, 12/15/2022	71,213
23,000	8.40%, 12/15/2026	22,880
32,000	8.40%, 12/15/2030	31,834
117,000	8.40%, 12/15/2032	116,392
84,000	8.40%, 12/15/2033	83,563
70,000	8.40%, 12/15/2034	69,636

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019	70,638
78,000	8.40%, 04/20/2020	77,602
84,000	8.40%, 04/20/2021	83,571
99,000	8.40%, 04/20/2023	99,317
108,000	8.40%, 04/20/2024	107,449
44,000	8.40%, 10/20/2018	43,776
75,000	8.40%, 10/20/2019	74,618
82,000	8.40%, 10/20/2020	81,582
89,000	8.40%, 10/20/2021	88,546
86,000	8.40%, 10/20/2022	86,267
43,000	8.40%, 10/20/2025	42,781
25,000	8.40%, 04/20/2031	24,873
100,000	8.40%, 10/20/2030	99,480
	Manifestations World
29,000	7.60%, 03/17/2025	28,855
31,000	7.60%, 03/17/2026	30,845
33,000	7.60%, 03/17/2027	32,835
36,000	7.60%, 03/17/2028	35,820
38,000	7.60%, 03/17/2029	37,810
41,000	7.60%, 03/17/2030	40,795
44,000	7.60%, 03/17/2031	43,780
48,000	7.60%, 03/17/2032	47,760
52,000	7.60%, 03/17/2033	51,740
56,000	7.60%, 03/17/2034	55,720
60,000	7.60%, 03/17/2035	59,700
65,000	7.60%, 03/17/2036	64,675
70,000	7.60%, 03/17/2037	69,650
76,000	7.60%, 03/17/2038	75,620
8,000	7.60%, 09/17/2024	7,960
29,000	7.60%, 09/17/2025	28,855
33,000	7.60%, 09/17/2026	32,835
34,000	7.60%, 09/17/2027	33,830
38,000	7.60%, 09/17/2028	37,810
41,000	7.60%, 09/17/2029	40,795
44,000	7.60%, 09/17/2030	43,780

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
47,000	7.60%, 09/17/2031	46,765
51,000	7.60%, 09/17/2032	50,745
54,000	7.60%, 09/17/2033	53,730
59,000	7.60%, 09/17/2034	58,705
63,000	7.60%, 09/17/2035	62,685
68,000	7.60%, 09/17/2036	67,660
73,000	7.60%, 09/17/2037	72,635
79,000	7.60%, 09/17/2038	78,605
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/5/2031	98,420
54,000	7.50%, 08/5/2029	53,163
146,000	7.50%, 02/5/2029	143,752
112,000	7.50%, 02/5/2027	110,331
	Philadelphia Haitian Baptist Church of Orlando, Inc.
33,000	7.70%, 05/28/2013	31,187
26,000	7.70%, 11/28/2012	24,572
34,000	7.70%, 11/28/2013	32,268
35,000	7.80%, 05/28/2014	33,227
63,000	8.40%, 05/28/2021	59,539
68,000	8.40%, 05/28/2022	64,264
30,000	8.40%, 05/28/2024	28,352
86,000	8.40%, 05/28/2025	81,275
93,000	8.40%, 05/28/2026	87,891
154,000	8.40%, 05/28/2032	145,539
64,000	8.40% 11/28/2021	60,484
32,000	8.40% 11/28/2023	29,986
33,000	8.40% 11/28/2024	31,187
91,000	8.40% 11/28/2025	86,000
98,000	8.40% 11/28/2026	92,616
42,000	8.40% 11/28/2031	39,692
156,000	8.40% 11/28/2032	147,429
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024	76,924
81,000	7.80%, 09/15/2024	79,866
36,000	7.80%, 09/15/2027	35,816

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
49,000	7.80%, 03/15/2028		48,750
Georgia		5.59%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015		31,997
33,000	7.70%, 09/01/2015		33,007
11,000	7.80%, 09/01/2018		10,944
39,000	7.80%, 03/01/2018		38,801
46,000	7.80%, 03/01/2020		45,766
50,000	7.80%, 03/01/2021		49,745
45,000	7.80%, 09/01/2019		44,771
48,000	7.80%, 09/01/2020		47,755
50,000	7.90%, 03/01/2023		50,170
56,000	7.90%, 09/01/2022		56,185
38,000	7.90%, 03/01/2034		37,806
159,000	7.90%, 03/01/2036		158,189
89,000	7.90%, 09/01/2035		89,534
64,000	7.90%, 09/01/2036		64,390
54,000	8.00%, 03/01/2022		54,162
51,000	8.00%, 09/01/2021		51,148
	Restoration in the Word International Ministries, Inc.
7,000	7.80%, 11/15/2017		6,964
6,000	7.80%, 05/15/2018		5,969
7,000	7.80%, 05/15/2019		6,965
8,000	7.80%, 05/15/2020		7,959
8,000	7.80%, 05/15/2021		7,959
7,000	7.80%, 11/15/2018		6,965
8,000	7.80%, 11/15/2019		7,959
8,000	7.80%, 11/15/2020		7,959
9,000	8.00%, 05/15/2022		9,028
9,000	8.00%, 11/15/2021		9,026
	Victory Baptist Church
67,000	7.90% 01/15/2030		66,652
72,000	7.90% 01/15/2031		71,626
78,000	7.90% 01/15/2032		77,594
84,000	7.90% 01/15/2033		83,563

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
90,000	7.90% 01/15/2034		89,532
98,000	7.90% 01/15/2035		97,490
106,000	7.90% 01/15/2036		105,449
115,000	7.90% 01/15/2037		114,402
123,000	7.90% 01/15/2038		122,360
69,000	7.90% 07/15/2030		68,641
74,000	7.90% 07/15/2031		73,615
81,000	7.90% 07/15/2032		80,579
87,000	7.90% 07/15/2033		86,548
95,000	7.90% 07/15/2034		94,506
101,000	7.90% 07/15/2035		100,475
110,000	7.90% 07/15/2036		109,428
119,000	7.90% 07/15/2037		118,381
129,000	7.90% 07/15/2038		128,329
42,000	8.00% 01/15/2024		41,782
40,000	8.00% 07/15/2023		40,136
Illinois
	First Baptist Church of Melrose Park	2.84%
51,000	7.80%, 06/12/2019		50,735
55,000	7.80%, 06/12/2020		54,714
59,000	7.80%, 06/12/2021		58,693
64,000	7.80%, 06/12/2022		63,667
52,000	7.80%, 12/12/2019		51,730
56,000	7.80%, 12/12/2020		55,709
61,000	7.80%, 12/12/2021		60,683
75,000	7.90%, 06/12/2024		74,610
80,000	7.90%, 06/12/2025		79,584
63,000	7.90%, 06/12/2030		62,672
161,000	7.90%, 06/12/2034		160,163
71,000	7.90%, 12/12/2023		70,631
77,000	7.90%, 12/12/2024		76,600
123,000	7.90%, 12/12/2030		122,360
35,000	7.90%, 12/12/2033		34,818
167,000	7.90%, 12/12/2034		166,132
68,000	8.00%, 06/12/2023		68,231
66,000	8.00%, 12/12/2022		66,211

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
Indiana		4.23%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		69,636
100,000	7.90%, 01/31/2025		99,480
100,000	7.90%, 01/31/2026		99,480
50,000	7.90%, 01/31/2027		49,740
100,000	7.90%, 01/31/2028		99,480
193,000	7.90%, 01/31/2029		191,996
169,000	7.90%, 01/31/2032		168,121
151,000	7.90%, 07/31/2025		150,215
95,000	7.90%, 07/31/2029		94,506
306,000	7.90%, 07/31/2031		304,409
196,000	8.00%, 01/31/2023		196,647
189,000	8.00%, 07/31/2022		189,586
	Mizpah, Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,860
29,000	7.90%, 06/22/2034		28,849
32,000	7.90%, 06/22/2035		31,834
34,000	7.90%, 06/22/2036		33,823
38,000	7.90%, 06/22/2037		37,802
24,000	7.90%, 12/22/2031		23,875
26,000	7.90%, 12/22/2032		25,865
29,000	7.90%, 12/22/2033		28,849
31,000	7.90%, 12/22/2034		30,839
33,000	7.90%, 12/22/2035		32,828
36,000	7.90%, 12/22/2036		35,813
Louisiana		3.73%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,781
49,000	7.80%, 04/20/2021		48,750
44,000	7.80%, 10/20/2019		43,776
48,000	7.80%, 10/20/2020		47,755
52,000	7.80%, 10/20/2021		51,735
73,000	7.90%, 04/20/2026		72,628
79,000	7.90%, 4/20/2027		78,597
85,000	7.90%, 4/20/2028		84,567

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
47,000	7.90%, 4/20/2029		46,760
100,000	7.90%, 4/20/2030		99,490
103,000	7.90%, 4/20/2031		102,475
91,000	7.90%, 4/20/2032		90,536
126,000	7.90%, 4/20/2033		125,357
136,000	7.90%, 04/20/2034		135,306
70,000	7.90%, 10/20/2025		69,643
88,000	7.90%, 10/20/2028		87,551
96,000	7.90%, 10/20/2029		95,510
103,000	7.90%, 10/20/2030		102,475
15,000	7.90%, 10/20/2031		14,924
121,000	7.90%, 10/20/2032		120,383
141,000	7.90%, 10/20/2034		140,281
53,000	8.00%, 04/20/2022		53,164
56,000	8.00%, 10/20/2022		56,185
Maryland		0.08%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		37,434
Massachusetts		3.65%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		56,709
62,000	7.30%, 02/20/2025		61,684
67,000	7.30%, 02/20/2026		66,658
71,000	7.30%, 02/20/2027		70,638
76,000	7.30%, 02/20/2028		75,612
83,000	7.30%, 02/20/2029		82,577
89,000	7.30%, 02/20/2030		88,546
95,000	7.30%, 02/20/2031		94,516
95,000	7.30%, 02/20/2033		94,516
118,000	7.30%, 02/20/2034		117,398
127,000	7.30%, 02/20/2035		126,352
60,000	7.30%, 08/20/2024		59,694
64,000	7.30%, 08/20/2025		63,674
69,000	7.30%, 08/20/2026		68,648
75,000	7.30%, 08/20/2027		74,618
80,000	7.30%, 08/20/2028		79,592

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
85,000	7.30%, 08/20/2029		84,567
99,000	7.30%, 08/20/2031		98,495
63,000	7.30%, 08/20/2032		62,679
114,000	7.30%, 08/20/2033		113,419
132,000	7.30%, 08/20/2035		131,327
Michigan		0.36%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,061
22,000	7.50%, 02/15/2017		22,022
24,000	7.50%, 02/15/2018		23,878
26,000	7.50%, 02/15/2019		25,867
21,000	7.50%, 08/15/2016		21,139
22,000	7.50%, 08/15/2017		22,029
24,000	7.50%, 08/15/2018		23,878
26,000	7.50%, 08/15/2019		25,867
Nevada		0.14%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,082
18,000	7.80%, 06/01/2016		18,112
17,000	7.80%, 12/01/2015		17,097
18,000	7.80%, 12/01/2016		18,014
New Jersey		2.91%
	International Faith Ministries, Inc.
13,000	7.90%, 05/10/2023		13,046
15,000	7.90%, 05/10/2024		14,924
16,000	7.90%, 05/10/2025		15,918
24,000	7.90%, 05/10/2028		23,878
27,000	7.90%, 05/10/2029		26,862
30,000	7.90%, 05/10/2030		29,847
33,000	7.90%, 05/10/2031		32,832
36,000	7.90%, 05/10/2032		35,816
40,000	7.90%, 05/10/2033		39,796
44,000	7.90%, 05/10/2034		43,776
48,000	7.90%, 05/10/2035		47,755
52,000	7.90%, 05/10/2036		51,735
61,000	7.90%, 05/10/2037		60,689
24,000	7.90%, 11/10/2023		23,878

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
26,000	7.90%, 11/10/2024		25,867
28,000	7.90%, 11/10/2025		27,857
22,000	7.90%, 11/10/2027		21,888
35,000	7.90%, 11/10/2028		34,822
37,000	7.90%, 11/10/2029		36,811
41,000	7.90%, 11/10/2030		40,791
33,000	7.90%, 11/10/2031		32,832
48,000	7.90%, 11/10/2032		47,755
56,000	7.90%, 11/10/2034		55,714
61,000	7.90%, 11/10/2035		60,689
66,000	7.90%, 11/10/2036		65,663
11,000	8.00%, 05/10/2022		11,034
22,000	8.00%, 11/10/2022		22,070
	Princeton Presbyterian Church
15,000	7.80%, 09/25/2013		14,985
25,000	8.10%, 03/25/2015		24,998
28,000	7.90%, 03/25/2014		27,983
31,000	8.20%, 09/25/2015		31,006
33,000	8.30%, 03/25/2016		33,198
33,000	8.40%, 03/25/2034		32,835
43,000	8.40%, 03/25/2023		43,142
47,000	8.40%, 09/25/2020		46,765
49,000	8.40%, 03/25/2021		48,755
51,000	8.40%, 09/25/2021		51,143
54,000	8.40%, 03/25/2022		54,162
56,000	8.40%, 09/25/2022		56,174
North Carolina		0.14%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		66,462
Ohio		3.44%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,922
60,000	7.50%, 12/12/2020		59,688
62,000	7.50%, 06/12/2021		61,678
65,000	7.50%, 12/12/2021		64,662
67,000	8.00%, 06/12/2022		67,208

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
70,000	8.00%, 12/12/2022		70,224
73,000	7.60%, 06/12/2023		73,263
75,000	7.60%, 12/12/2023		74,610
78,000	7.60%, 06/12/2024		77,594
82,000	7.60%, 12/12/2024		81,574
84,000	7.60%, 06/12/2025		83,563
109,000	7.60%, 06/12/2032		108,433
118,000	7.60%, 12/12/2029		117,386
127,000	7.60%, 12/12/2030		126,340
132,000	7.60%, 06/12/2031		131,314
148,000	7.60%, 12/12/2032		147,230
153,000	7.60%, 06/12/2033		152,204
159,000	7.60%, 12/12/2033		158,173
Oregon		0.21%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,165
73,000	7.50%, 08/15/2015		73,402
Rhode Island		2.51%
	The Cathedral of Life Christian Assembly
7,000	7.60%, 08/15/2037		6,964
10,000	7.50%, 08/15/2016		10,066
11,000	7.50%, 08/15/2017		11,014
15,000	7.30%, 08/15/2014		14,994
23,000	7.50%, 02/15/2021		22,883
23,000	7.50%, 08/15/2020		22,883
25,000	7.50%, 02/15/2022		24,873
25,000	7.50%, 08/15/2021		24,873
26,000	8.00%, 08/15/2022		26,083
28,000	8.00%, 02/15/2023		28,092
35,000	7.60%, 08/15/2026		34,822
37,000	7.60%, 02/15/2027		36,811
39,000	7.60%, 08/15/2027		38,801
40,000	7.60%, 02/15/2028		39,796
41,000	7.60%, 08/15/2028		40,791
43,000	7.60%, 02/15/2029		42,781
45,000	7.60%, 08/15/2029		44,771

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
46,000	7.60%, 02/15/2030		45,765
48,000	7.60%, 08/15/2030		47,755
50,000	7.60%, 02/15/2031		49,745
52,000	7.60%, 08/15/2031		51,735
53,000	7.60%, 02/15/2032		52,730
58,000	7.60%, 02/15/2033		57,704
58,000	7.60%, 02/15/2037		57,704
60,000	7.60%, 08/15/2033		59,694
62,000	7.60%, 02/15/2034		61,684
62,000	7.60%, 08/15/2036		61,684
65,000	7.60%, 08/15/2034		64,669
67,000	7.60%, 02/15/2035		66,658
70,000	7.60%, 08/15/2035		69,643
Tennessee		3.62%
	Grace Christian Fellowship Church, Inc.
20,000	8.40%, 07/18/2029		19,896
21,000	8.40%, 04/18/2031		20,893
30,000	8.40%, 01/18/2029		29,844
34,000	8.40%, 07/18/2024		33,823
35,000	8.40%, 10/18/2028		34,822
38,000	8.40%, 07/18/2021		37,802
38,000	8.40%, 07/18/2031		37,802
39,000	8.40%, 10/18/2021		38,801
40,000	8.40%, 01/18/2022		40,108
41,000	8.40%, 04/18/2022		41,119
41,000	8.40%, 07/18/2022		41,119
42,000	8.40%, 10/18/2022		42,130
44,000	8.40%, 01/18/2023		44,132
44,000	8.40%, 04/18/2023		44,141
45,000	8.40%, 07/18/2023		45,144
46,000	8.40%, 10/18/2023		45,765
47,000	8.40%, 01/18/2024		46,756
47,000	8.40%, 04/18/2024		46,760
50,000	8.40%, 10/18/2024		49,745
51,000	8.40%, 01/18/2025		50,735
52,000	8.40%, 04/18/2025		51,735

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount		Fair Value
52,000	8.40%, 04/18/2029	51,735
54,000	8.40%, 10/18/2025	53,725
56,000	8.40%, 01/18/2026	55,709
56,000	8.40%, 04/18/2026	55,714
58,000	8.40%, 10/18/2026	57,704
60,000	8.40%, 01/18/2027	59,688
75,000	8.40%, 10/18/2029	74,618
77,000	8.40%, 01/18/2030	76,600
78,000	8.40%, 04/18/2030	77,602
81,000	8.40%, 07/18/2030	80,579
81,000	8.40%, 10/18/2030	80,587
88,000	8.40%, 10/18/2031	87,551
100,000	8.40%, 04/18/2033	99,490
Texas	7.07%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017	200,240
100,000	7.60%, 06/15/2018	99,480
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025	24,875
118,000	7.20%, 03/19/2026	117,410
72,000	7.20%, 03/19/2027	71,640
136,000	7.20%, 03/19/2028	135,320
146,000	7.20%, 03/19/2029	145,270
157,000	7.20%, 03/19/2030	156,215
49,000	7.20%, 03/19/2031	48,755
93,000	7.20%, 09/19/2025	92,535
122,000	7.20%, 09/19/2026	121,390
132,000	7.20%, 09/19/2027	131,340
141,000	7.20%, 09/19/2028	140,295
152,000	7.20%, 09/19/2029	151,240
162,000	7.20%, 09/19/2030	161,190
139,000	7.20%, 09/19/2031	138,305
94,000	8.00%, 03/19/2023	94,320
99,000	8.00%, 09/19/2023	99,356
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024	98,600
20,000	7.80%, 06/15/2021	19,896

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
19,000	7.80%, 12/15/2020		18,901
23,000	7.90%, 06/15/2023		23,078
23,000	7.90%, 12/15/2022		23,076
24,000	7.90%, 12/15/2023		23,875
21,000	8.00%, 06/15/2022		21,065
21,000	8.00%, 12/15/2021		21,061
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,813
37,000	7.90%, 12/12/2032		36,808
46,000	7.90%, 12/12/2027		45,761
48,000	7.90%, 06/12/2029		47,750
58,000	7.90%, 06/12/2028		57,698
60,000	7.90%, 12/12/2028		59,688
65,000	7.90%, 12/12/2029		64,662
68,000	7.90%, 06/12/2030		67,646
76,000	7.90%, 12/12/2033		75,605
79,000	7.90%, 12/12/2035		78,589
86,000	7.90%, 12/12/2036		85,553
93,000	7.90%, 06/12/2034		92,516
96,000	7.90%, 12/12/2034		95,501
100,000	7.90%, 06/12/2035		99,480
108,000	7.90%, 06/12/2036		107,438
Virginia		1.89%
	New Life Anointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		170,111
64,000	7.80%, 06/21/2022		64,205
103,000	7.80%, 06/21/2024		102,464
100,000	7.80%, 12/21/2020		99,480
60,000	7.80%, 12/21/2023		59,688
142,000	7.80%, 12/21/2025		141,261
124,000	7.80%, 06/21/2023		124,434
115,000	7.80%, 12/21/2024		114,402
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,800

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
Washington		1.43%
	Cascade Christian Center of Skagit Valley
3,000	8.40%, 04/20/2028		2,985
4,000	8.40%, 10/20/2036		3,979
6,000	8.40%, 04/20/2035		5,969
9,000	8.40%, 04/20/2033		8,954
10,000	8.40%, 04/20/2026		9,949
11,000	8.40%, 10/20/2026		10,944
20,000	8.40%, 04/20/2027		19,898
20,000	8.40%, 10/20/2021		19,898
21,000	8.40%, 04/20/2022		21,060
22,000	8.40%, 10/20/2022		22,068
23,000	8.40%, 04/20/2023		23,073
24,000	8.40%, 04/20/2024		23,877
24,000	8.40%, 10/20/2023		23,877
26,000	8.40%, 10/20/2024		25,867
28,000	8.40%, 10/20/2030		27,857
38,000	8.40%, 04/20/2036		37,806
44,000	8.40%, 04/20/2031		43,775
46,000	8.40%, 10/20/2031		45,765
48,000	8.40%, 04/20/2032		47,755
48,000	8.40%, 10/20/2035		47,755
50,000	8.40%, 10/20/2032		49,745
54,000	8.40%, 10/20/2033		53,724
57,000	8.40%, 04/20/2034		56,709
58,000	8.40%, 10/20/2034		57,704
Washington, DC		1.09%
	Metropolitan Baptist Church
45,000	8.40%, 07/12/2018		44,765
77,000	8.20%, 01/12/2015		76,600
80,000	8.30%, 07/12/2015		79,992
98,000	8.40%, 01/12/2018		97,490
100,000	8.40%, 01/12/2027		98,560
130,000	8.40%, 01/12/2033		129,324
Total Church Mortgage Bonds (Cost $37,388,838)		76.63%	37,167,240

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
CHURCH MORTGAGE LOANS - 14.65%

California		6.37%
	Heart of Canyons Church, Inc.
1,054,623	8.50%, 10/01/2009		1,054,623
	Mount Olive Baptist
999,661	7.75%, 09/01/2037		994,663
	The Sound of His Voice Christian Fellowship, Inc.
1,048,187	7.75%, 09/01/2037		1,042,842

Georgia		2.21%
	God First Ministry
1,077,392	8.75%, 8/01/2037		1,072,005

Nevada		0.90%
	Iglesia Chrisiana Verbo
437,013	9.00%, 05/01/2033		434,828

New Jersey		1.60%
	Igreja Batista
779,596	7.90%, 08/01/2038		775,698

Texas		3.56%
	Pleasant Grove Baptist
1,740,125	7.50%, 08/01/2033		1,731,424

Total Church Mortgage Loans (Cost $7,136,597)		14.65%	7,106,083

US TREASURY OBLIGATIONS (Cost $144,814)		0.33%
	US Treasury Note
150,000	4.50%, 02/15/2016		159,750

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

Shares/Principal Amount			Fair Value
SHORT TERM INVESTMENTS		6.69%

Money Market Funds
3,244,661	Fifth Third Institutional Money Market - 3.44%* (Cost$3,244,661)		3,244,661

Total Investments - (Cost $47,914,910)		98.30%	$47,677,734

Other Assets Less Liabilities		1.70%	826,588

Net Assets		100.00%	$48,504,322

* Variable rate security; the coupon rate shown represents the yield at September 30, 2008.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008

Assets:
Investments in Securities, at Fair Value (Cost $47,914,910)	$ 47,677,734
Receivables:
Interest	727,335
Shareholder Subscriptions	172,670
Prepaid Expenses	1,521
Total Assets	48,579,260
Liabilities:
Accrued Management Fees	18,419
Due to Advisor	18,346
Accrued Expenses	38,173
Total Liabilities	74,938
Net Assets	$ 48,504,322

Net Assets Consist of:
Paid In Capital	$ 48,759,397
Accumulated Undistributed Net Investment Loss	(16,000)
Accumulated Undistributed Realized Loss on Investments	(1,899)
Unrealized Depreciation in Fair Value of Investments	(237,176)
Net Assets, for 2,034,599 Shares Outstanding	$ 48,504,322

Net Asset Value and Offering Per Share ($48,504,322/2,034,599)*	$ 23.84

* As of January 28, 2008, the sales charge on shares purchased was waived through January 28, 2009.  Had the maximum sales charge been in effect, the offering price as of September 30, 2008 would be $24.64 ($23.84/96.75%).

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF OPERATIONS

SEPTEMBER 30, 2008

Investment Income:
Interest	$ 2,099,202
Total Investment Income	2,099,202

Expenses:
Advisory Fees (Note 3)	135,019
Transfer Agent Fees	43,563
Administrative Fees	22,503
Registration Fees	19,269
Legal Fees	18,307
Printing and Mailing Fees	15,001
Audit Fees	13,500
Custody Fees	7,488
Trustees' Retainer and Meeting Expenses	6,818
Insurance Expense	6,250
Miscellaneous Fees	3,019
Service Fees	75,032
Total Expenses	365,769
Contractual Expense Recoupment (Note 3)	9,306
Voluntary Expense Waiver (Note 3)	(75,032)
Net Expenses	300,043

Net Investment Income	1,799,159

Realized and Unrealized Gain (Loss) on Investments:
Net Change in Unrealized Depreciation on Investments	(179,303)
Realized and Unrealized Loss on Investments	(179,303)

Net Increase in Net Assets Resulting from Operations	$ 1,619,856

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	9/30/2008	9/30/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 1,799,159	$ 582,750
Net Realized Gain (Loss) on Investments	-	(1,899)
Change in Unrealized Depreciation on Investments	(179,303)	(25,930)
Net Increase in Net Assets Resulting from Operations	1,619,856	554,921

Distributions to Shareholders:
Net Investment Income	(1,836,749)	(565,469)
Total Dividends and Distributions Paid to Shareholders	(1,836,749)	(565,469)

Capital Share Transactions:
Proceeds from Sale of Shares	36,905,011	10,873,165
Shares Issued on Reinvestment of Dividends	1,400,205	457,467
Cost of Shares Repurchased	(4,868,830)	(577,492)
Repurchase Fees (Note 1)	-	1,955
Net Increase from Shareholder Activity	33,436,386	10,755,095

Net Assets:
Net Increase in Net Assets	33,219,493	10,744,547
Beginning of Period	15,284,829	4,540,282
End of Period (Including Accumulated Undistributed Net Investment
Income(Loss) of ($16,000) and $36,017)	$ 48,504,322	$ 15,284,829

Share Transactions:
Shares Sold	1,541,746	453,011
Shares Issued on Reinvestment of Dividends	58,640	19,103
Shares Repurchased	(203,299)	(24,014)
Net Increase in Shares	1,397,087	448,100
Outstanding at Beginning of Period	637,512	189,412
Outstanding at End of Period	2,034,599	637,512

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CASH FLOWS

        SEPTEMBER 30, 2008

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,619,856
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchase of long-term investment activities	$ (35,571,460)
Proceeds from disposition of long-term investment securities	4,558,032
Purchase of short-term investments, net	(1,862,521)
Decrease in prepaid expenses	6,521
Increase in interest receivable	(452,473)
Increase in accrued expenses	37,468
Unrealized depreciation on securities	179,303
Increase in due to adviser	9,307
Net cash used for operating activities	$ (31,475,967)

Cash flows provided by financing activities:
Proceeds from shares sold	$ 36,781,340
Distributions paid in cash	(436,543)
Payments for shares purchased	(4,868,830)
Net cash provided by financing activities	$ 31,475,967

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $1,400,205 and receivable for shareholder subscriptions of $172,670.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended			Period Ended
	9/30/2008	9/30/2007		9/30/2006*

Net Asset Value, at Beginning of Year (a)	$ 23.98	$ 23.97		$ 24.19

Income From Investment Operations:
Net Investment Income (b)	1.43	1.55		1.50
Net Loss on Securities (Realized and Unrealized)	(0.09)	(0.09)		(0.50)
Total from Investment Operations	1.34	1.46		1.00

Distributions:
Net Investment Income	(1.48)	(1.45)		(1.22)
Total from Distributions	(1.48)	(1.45)		(1.22)

Repurchase Fees	-	-	(c)	-	(c)

Net Asset Value, at End of Year (a)	$ 23.84	$ 23.98		$ 23.97

Market Value (d)	$ -	$ -		$ -

Total Return (e)	5.75%	6.27%		4.24%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 48,504	$ 15,285		$ 4,540
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.22%	1.96%		11.29%	(f) (h)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.77%	5.46%		(4.04)%	(g) (h)
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.00%	1.00%		1.00%	(f) (h)
Ratio of Net Investment Income to Average Net Assets	5.99%	6.42%		6.25%	(g) (h)
Portfolio Turnover	17.74%	22.59%		0.00%

(a) Price does not include sales charge.  A maximum sales charge of 3.25%, unless waived or reduced, was applicable to sale of Fund shares prior to December 7, 2006.  Pursuant to a waiver by the Fund's distributor, from January 28, 2007 through January 28, 2009, no sales charge is applicable to sales of Fund shares.

(b) Amount calculated based on average shares outstanding throughout the year.

(c) Rounds to less than $.005 per share.

(d) There is no established secondary market for the Fund's shares.

(e) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.

(f) The ratios before reimbursements, waivers and recoupments for the year ended September 30, 2006 includes operating costs of 1.94%, organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which  was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which was voluntarily reimbursed by the Advisor).

(g) The ratios after reimbursements, waivers and recoupments for the year ended September 30, 2006 is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%.

(h) Annualized

* Fund commenced operations on October 4, 2005

   The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008

(1)

ORGANIZATION

The Capstone Church Bond Fund (the "Fund") is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission.  The Fund’s principal business is investing its assets in mortgage bonds issued by churches and other Christian non-profit organizations that have a stated Christian mission, including local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for the purpose of financing capital needs, such as construction of new facilities.  The Fund may invest up to 20% of its net assets in: (a) mortgage loan obligations of such entities and other illiquid securities and (b) short-term money market instruments.  Such short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

Prior to December 7, 2006, the Fund's shares were continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.  Since December 7, 2006, the Fund’s shares have not been subject to a sales charge.  As of January 28, 2007, the Fund’s distributor, Capstone Asset Planning Company, (the “Distributor”) has contractually agreed to waive any sales charge on sales of shares through January 28, 2009.  A sales charge may become applicable starting January 29, 2009.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer each calendar quarter to repurchase at net asset value a portion of its outstanding shares.  The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   The deadline for submitting repurchase requests is 4:00PM Eastern Time on the last business day of each calendar quarter, unless shareholders are otherwise notified.  The Fund’s net asset value for the repurchase offer will be computed no more than 14 days after the repurchase request deadline.

Prior to June 5, 2007, the repurchase fee, payable to the Fund, in the amount of 1% of the net asset value of shares repurchased, limited to a maximum fee of $500 per shareholder per repurchase, was charged in connection with the shares held for less than five years which are accepted by the Fund for repurchase pursuant to repurchase offers.  During the period ended September 30, 2007 repurchase fees amounting to $1,955 were charged in connection with shares held for less than five years.  At the Board of Trustees meeting held on May 1,

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2008

2007, the Trustees approved the termination of the repurchase fee effective June 5, 2007.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds, on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds, provides credit research and analysis to the Adviser. When in the judgement of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security.  Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history.

During the period October 1, 2008 through December 19, 2008, it was determined that the scheduled semi-annual interest payment was missed on three securities.  These interest payments were paid to the Fund on the regularly scheduled payment date and subsequently reversed from the Fund’s custodial account.  At the date of the reversal of the interest payment, the Adviser initiated fair value procedures for that bond.  The missed interest payments resulted in an expanded review of the bond issuers at September 30, 2008.  These issues were discussed at the regular quarterly meeting of the Fund’s Board of Trustees on November 18, 2008.  On December 15, 2008, the Board of Trustees determined that the procedures used to fair value securities should be expanded to include consideration of default on interest payments and/or delinquency on sinking fund payments.  The revised procedures were used to determine the fair value of two securities which were delinquent in making their sinking fund payments at September 30, 2008.  Application of these procedures resulted in an approximate $58,600 increase in the unrealized loss at September 30, 2008.

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

 Securities other than church mortgage bonds and church mortgage loans held in the Fund’s portfolio other than short-term obligations, but including listed issues, may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

In September 2006, the Financial Accounting Standards Boards (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America  from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Investment Income

Security transactions are recorded on the trade date.  Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $35,571,460 and $4,558,032, respectively, for the year ended September 30, 2008.

Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid monthly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.  Income dividends and capital gains distributions are recorded on the ex-dividend date and determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

It is the Fund’s intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended and to distribute all of its net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  For the year ended  September 30, 2008, the Fund qualified under the provisions and accordingly, no provision for federal income tax has been made.

Effective March 31, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48), “Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is  subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases of net assets from operations during the reporting period.  Actual results could differ from these estimates.

(3)

INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment adviser for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services, in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  For the year ended September 30, 2008, the Fund incurred advisory fees of $135,019.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the period ended September 30, 2008, the Fund incurred administrative fees of $22,503.

Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, through January 29, 2010, to bear the Fund’s ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.  During the year ended September 30, 2008, $9,306 was reimbursed in connection with this expense limitation agreement.  As of September 30, 2008 the amount of this potential reimbursement is $290,193, of which $225,621 expires on September 30, 2009 and $64,572 expires on September 30, 2010.

Capstone Asset Planning Company, an affiliate of CAMCO and a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the year ended September 30, 2008, the distributor did not receive any sales charges and has agreed to waive the sales charges through January 28, 2009.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  The Plan provides that payments will be made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the period year September 30, 2008, fees accrued under the Plan were $75,032 which was contractually waived by the Distributor.  The Distributor has contractually agreed to waive the Service Fee through January 28, 2009.

The President and a Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $30,500 on average net assets up to $50 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the period ended September 30, 2008, the Fund incurred transfer agent and accounting fees of $43,563.

(4) REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares for each quarter.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount.  For the repurchase request deadlines at March 31, 2008 and June 30, 2008, the tendered shares were in excess of the 5% offered.  The Fund’s Board of Trustees authorized the repurchase of an additional .17% and .60% respectively.  For the repurchase request deadline at September 30, 2008, the tendered shares were in excess of the 5% offered by 2.1%.  In accordance with SEC guidelines, the Board of Trustees authorized the Fund to repurchase an additional 2% of shares outstanding.  The Fund accepted tenders of complete liquidations less than 100 shares.  The balance of the shares tendered was pro-rated such that total shares repurchased by the Fund were equal to 7% of shares outstanding on the repurchase request deadline.   During the period October 1, 2007 through September 30, 2008, the Fund repurchased shares as follows:

Repurchase request deadline and repurchase pricing date	12/31/2007
Repurchase Pricing Date	01/08/2008
Shares repurchased	20,057.022
Percentage of Fund outstanding shares	2.29%

Repurchase request deadline	03/31/2008
Repurchase pricing date	04/07/2008
Shares repurchased	64,246.311
Percentage of Fund shares outstanding	5.17%

Repurchase request deadline	06/30/2008
Repurchase pricing date	07/03/2008
Shares repurchased	90,764.145
Percentage of Fund shares outstanding	5.60%

Repurchase request deadline	09/30/2008
Repurchase pricing date	10/07/2008
Shares repurchased	141,915.559
Percentage of Fund shares outstanding	7.00%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business on or about the 5th business day following the Repurchase Request Deadline, provided it appears that the use of such NAV is not likely to result in significant dilution of the NAV of either shares that are tendered for repurchase or shares that are not tendered.  This policy may be amended by the Fund’s Board of Trustees, subject to applicable regulatory limits and its fundamental policies.

(5)

FEDERAL INCOME TAXES

 As of September 30, 2008, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$47,914,910
Gross unrealized appreciation	33,487
Gross unrealized depreciation	(270,663)
Net unrealized depreciation	(237,176)
Undistributed ordinary loss	-
Undistributed Realized Long Term Capital Gain/(Loss)	(1,899)
Total distributable earnings	(239,075)

As of September 30, 2008, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain offering expenses related to the commencement of operations.

As of September 30, 2008, the Fund had a capital loss carryforward of $1,899 which expires on September 30, 2016.

The tax character of distributions paid for the year ended September 30, 2008 was as follows:

2008
Ordinary income	$1,799,159

The tax character of distributions paid for the year ended September 30, 2007 was as follows:

2007
Ordinary income	$565,469

On October 17, 2008 and November 14, 2008, the Fund declared and paid distributions of $.12 per share.  On December 19, 2008, the Fund declared and paid a distribution of $.132 per share.

(6)  CONCENTRATION RISK

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

(7)  CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

CAPSTONE CHURCH BOND FUND

AUDITOR’S OPINION

SEPTEMBER 30, 2008

To The Shareholders and

Board of Trustees of

Capstone Church Bond Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Capstone Church Bond Fund (the “Fund”), as of September 30, 2008, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period indicated prior to September 30, 2007 were audited by another independent registered accounting firm, who expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capstone Church Bond Fund as of September 30, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $44,273,323 (91% of net assets) as of September 30, 2008, whose fair values have been estimated by policies approved by and under the general oversight of the Board of Trustees in the absence of readily determinable fair values.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

December 24, 2008

CAPSTONE CHURCH BOND FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2008 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on June 30, 2007. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.  The portfolio holdings are also available at www.churchbondfund.com.

CAPSTONE CHURCH BOND FUND

TRUSTEE AND EXECUTIVE OFFICERS

SEPTEMBER 30, 2008 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the Trustees and their affiliations, if any, with Capstone Asset Management Company ("Adviser") and Capstone Asset Planning Company (the "Distributor"). The Statement of Additional Information to the Fund’s registration statement with the Securities and Exchange Commission includes additional information about Trustees of the Registrant and is available, upon request and without charge, by calling toll free 1-800-262-6631.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee

Edward L. Jaroski * 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 61	Trustee, President & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.	6	None

Independent Trustees

John R. Parker 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 62	Trustee	From 2004	Self-employed Investor Consultant	6	None

CAPSTONE CHURCH BOND FUND

TRUSTEE AND EXECUTIVE OFFICERS (CONTINUED)

SEPTEMBER 30, 2008 (UNAUDITED)

James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 78	Trustee	From 2004	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director- Highland Funds Group; Director- Pacesetter capital Group; Director- Homeowners of America Insurance Company.

Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 48	Trustee	From 2004	CEO/President of Freedom Stores, Inc.	6	None

John M. Briggs, CPA 435 Williams Road Wynnewood, PA 19096-1632 Age: 57	Director	From 2005	CPA, Treasurer, Philadelphia Affiliate of the Susan G. Komen Breast Cancer Foundation since February, 2005; formerly Partner of Briggs, Bunting & Dougherty, LLP, a registered public accounting firm for more than five years.	6	Director – Healthcare Services Group, Inc.

Executive Officers

Donald R. McFadden 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 52	Sr. Vice President	From 2004	Sr. Vice President of Capstone Asset Management Company	N/A	None

Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 62	Sr. Vice President, Secretary, Principal Financial Accounting Officer and Chief Compliance Officer	From 2004

Sr. Vice President and Chief Compliance Officer of Capstone Asset Management Company; Sr. Vice President of Capstone Asset Planning Company, 2004-present;  Officer of other Capstone Funds, 2004- present; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000-present

				N/A	None

Kimberly A. Wallis 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 41	Asst. Vice President Compliance; also, since August 24, 2006, Asst. Secretary	From 2004

Asst.  Vice President Compliance, Capstone Asset Management Company; Vice President and Chief Compliance Officer of  Capstone Asset Planning Company, 2004-present; Officer of other Capstone Funds, 2004-present; Compliance Analyst, Capstone Asset Management Company and Capstone Asset Planning Company, 2002-2004

				N/A	None

Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 49	Treasurer	From 2004	Treasurer of Capstone Asset Management Company; Officer of other Capstone Funds	N/A	None

* Mr.  Jaroski is an "interested person" of the Capstone Church Bond Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.

**Mr. Melley is married to the sister of Mr. Jaroski's wife.

Capstone Church Bond Fund
BUILDING CHURCHES, BUILDING WEALTH

Capstone Church Bond Fund

For more complete information about the Capstone Church Bond Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonefinancial.com

Item 2. Code of Ethics.

(a) As of the end of the period covered by the contained in Item 1 of this Form N-CSR, the registrant has adopted a code of ethics (“Code”), as defined in Item 2 of Form N-CSR, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

This code of ethics is included as an exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant's Board of Trustees has determined that the Registrant has at least one Audit Committee Financial Expert serving on its Audit Committee.

3(a)(2) The Audit Committee Financial Expert is John Briggs, who is "Independent" for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

 2008

2007

(a) Audit Fees

$12,250

$12,000

(b) Audit-Related Fees

$0

$0

(c) Tax Fees

$1,750

$1,500

(d) All Other Fees

$0

$0

(e) Pre-Approval Policies and Procedures

For the fiscal years ended September 30, 2008, 2007 and 2006, 100% of the services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

See Pre-Approval Policies and Procedures below.

PRE-APPROVAL POLICIES AND PROCEDURES

as adopted by the

AUDIT COMMITTEES

of

CAPSTONE SERIES FUND, INC.

STEWARD FUNDS, INC.

CAPSTONE CHURCH BOND FUND

(each, a“FUND”)

The Sarbanes-Oxley Act of 2002 (“Act”) and rules adopted by the Securities and Exchange Commission (“SEC”) require that the Audit Committee of each Fund pre-approve all audit services and non-audit services provided to the Fund by its independent accountant (“Auditor”).1

1

The term “Auditor,” as used in these procedures, means the firm engaged to provide the Fund with services listed in Appendix A.

 The Act and such SEC rules also require that the Audit Committee of each Fund pre-approve all non-audit services provided by the Auditor to (i) the Fund’s investment manager, (ii) the Fund’s investment adviser, and (iii) any entity controlling, controlled by, or under common control with the investment manager or investment adviser that provides ongoing services to the Fund (entities in (i), (ii) and (iii), hereinafter “Service Affiliates”)2

2

Service Affiliates are listed in Appendix D.

 if the engagement for such Service Affiliates relates directly to the operations and financial reporting of the Fund (“Covered Non-Audit Services”).3

3

Examples of types of non-audit services that may be provided to the Fund or a Service Affiliate are listed in Appendix B.  Note that applicable law also prohibits the provision of certain services by the Auditor to entities in the “fund complex.”  The “fund complex” includes Service Affiliates and other entities.  These prohibited services are listed in Appendix C.  Fund Complex Entities are also listed in Appendix C.

The following policies and procedures govern the ways in which the Audit Committee of each Fund will consider the pre-approval of audit and non-audit services that the Auditor provides to the Fund, and Covered Non-Audit services that the Auditor proposes to provide to Service Affiliates.4

4

Unless otherwise indicated by the context, the term “non-audit services” herein includes non-audit services for the Fund as well as Covered Non-Audit Services for a Service Affiliate.

  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to any services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with applicable legal requirements for pre-approval, and also provide a mechanism by which management of the Funds and Service Affiliates may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

These policies and procedures are intended to comply with applicable legal requirements for pre-approval, and also provide a mechanism by which management of the Funds and Service Affiliates may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

The following policies and procedures are adopted by the Audit Committee of each Fund.

A.

General

1.

The Audit Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.

2.

The Audit Committee must pre-approve any engagement of the Auditor to provide Covered Non-Audit Services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund.

B.

Pre-Approval of Audit Services to the Fund

1.

The Audit Committee shall approve the engagement of the Fund’s Auditor for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member. (See Section D below.)  In approving the Engagement, the Audit Committee shall obtain, review and consider information concerning the proposed Auditor sufficient to enable the Audit Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Audit Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.

The Audit Committee shall report to the Fund’s board of directors (“Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) (“Independent Directors”).

C.

Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates – by Types or Categories of Services

1.

The Audit Committee may pre-approve the provision of types or categories of non-audit services for the Fund and Covered Non-Audit Services for its Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund and of the Service Affiliates, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund expects to request from the Auditor during the fiscal year; and (b) a list of those types of Covered Non-Audit Services that Service Affiliates expect to request from the Auditor during the fiscal year.

3.

The lists submitted to the Audit Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

4.

Standard for Pre-Approval  The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix C) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.  In connection with any such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

5.

The Audit Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to such conditions as may have been set by the Audit Committee.

6.

Fund management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.

Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates – Project-by-Project Basis

1.

Non-audit services may be pre-approved on a project-by-project basis pursuant to this Section D, subject to the Standard for Pre-Approval in Section C.

2.

The Audit Committee, from time to time, may, by resolution, designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, (i) any non-audit services proposed to be provided to the Fund that have not been pre-approved in accordance with these Procedures, (ii) any Covered Non-Audit Services proposed to be provided to any Service Affiliate, that have not been pre-approved in accordance with these Procedures and (iii) any proposed material change in the nature or cost of any non-audit service, including any Covered Non-Audit Service, previously approved.  The authority delegated to the Designated Member shall be subject to such conditions as the Audit Committee may specify by resolution from time to time.

3.

Management of the Fund or of the relevant Service Affiliate, in consultation with the Auditor, may submit either to the Audit Committee or to a Designated Member for its consideration and action, a pre-approval request identifying one or more non-audit service projects for the Fund or Covered Non-Audit Service projects for a Service Affiliate, as well as any material changes proposed in a service that has been pre-approved.  Any request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.  For any material change in the nature or cost of a pre-approved service, the request shall also describe reasons why the change is requested.  The Audit Committee or Designated Member, as applicable, shall review the request subject to the Standard for Review in Section C.

4.

The Audit Committee or Designated Member, as applicable, will review the requested non-audit service or proposed material change in such service in light of the Standard for Pre-Approval in Section C.  If the review is by a Designated Member, such Designated Member will either:

(a)

pre-approve, pre-approve subject to conditions, or disapprove any such requested service, or any proposed material change in such service, whether to the Fund or to a Service Affiliate; or

(b)

refer such matter to the full Audit Committee for its consideration and action.

In considering any requested non-audit service or proposed material change in such service, the Designated Member shall take into account any restrictions placed by the Audit Committee on his pre-approval authority.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of a requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit service so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next regularly scheduled meeting.

E.

Covered Non-Audit Services Provided to Covered Entities Pursuant to Waiver

Note: It is generally expected that non-prohibited non-audit services, even when they do not involve significant fees, will be pre-approved in accordance with Section C or D.

1.

The Act provides a limited exception to the requirement that non-audit services (that are not prohibited services) must be pre-approved.  This exception is designed to prevent the disqualification of the Auditor due to a minor oversight and is to be used only rarely and only if each of the following conditions is satisfied:

(a)

The aggregate fees and costs of all non-audit services (including Covered Non-Audit Services) that, but for the limited exception provided by this Section E, would require pre-approval by the Audit Committee constitutes no more than five percent of the total fees and costs paid by the Fund and Service Affiliates to the Auditor during the fiscal year during which such non-audit services are provided;

(b)

At the time of the engagement for such services, the Fund did not recognize that the services were “non-audit services” that required pre-approval; and

(c)

Each such service is (i) brought promptly to the attention of the Audit Committee, (ii) is approved prior to the completion of the audit by the Audit Committee or a Designated Member, in accordance with the Standard for Pre-Approval set forth in Section C and (iii) is approved based upon a determination that the service is eligible for the waiver provided by this Section E.

F.

Amendment; Annual Review

1.

The Audit Committee may amend these procedures from time to time.

2.

These procedures shall be reviewed periodically, as needed, by the Audit Committee.

G.

Recordkeeping

1.

The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting material.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in Section E of these procedures, a record shall be made indicating that each of the conditions for this exception has been satisfied.

3.

A copy of these Procedures and of any amendments to these Procedures shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraph 1 and 2 of this Section G shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

APPENDIX A

AUDIT SERVICES

For purposes of these Procedures, “audit services” include the following activities:

4.

Annual audit of the Fund’s financial statements and quarterly reviews.

5.

Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund’s financial statements, including tests performed to evaluate the Fund’s internal control systems, review of information systems and procedures.

6.

Preparation of the Auditor’s report on the Fund’s internal controls for financial reporting, and related procedures.

7.

Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

APPENDIX B

NON-AUDIT SERVICES

For purposes of these Procedures, the following services are “non-audit services.”  If the services would be provided to a Covered Entity and the engagement would relate directly to the operations and financial reporting of the Fund, these services would be Covered Non-Audit Services and, if not prohibited, are subject to the pre-approval requirements of these Procedures.

Audit-Related Services (traditionally performed by the firm engaged as Auditor)

1.

Audit of an employee benefit plan.

2.

Due diligence procedures related to mergers and acquisitions.

3.

Review of internal controls.

4.

Consultations concerning financial accounting and reporting standards.

5.

Testing services related to a fund’s Auction Market Preferred Stock, as applicable.

Tax Services

1.

Tax compliance services, including preparation of tax returns.

2.

Tax planning and advice.

Other Non-Audit Services

1.

Advisory and consultation services.

2.

Other non-audit services not listed above.

APPENDIX C

PROHIBITED SERVICES

In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any Fund Complex Entity, subject to limited exceptions noted below.  Fund Complex Entities include:

1.

The Fund, its investment manager and investment adviser;

2.

Any entity controlled by or controlling the Fund’s investment manager or investment adviser, or any entity under common control with the Fund’s investment manager or investment adviser if such entity (a) is an investment manager or investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

3.

Any investment company (including entities that would be investment companies but for the exclusions provided by Section 3(c) of the Investment Company Act of 1940) advised by the Fund’s investment manager or investment adviser or by an entity in paragraph 2, above.

Note:  The term “investment adviser” for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.

The following entities are “Fund Complex Entities:”

Investment Adviser/Administrator/Distributor:

Capstone Asset Management Company

Capstone Asset Planning Company

Frank Russell Investment Management Company

Funds (includes all series and classes):

Capstone Series Fund, Inc.

Steward Funds, Inc.

Church Bond Fund

The following services may not be provided by the Fund’s Auditor to a Fund Complex Entity, subject to the exceptions noted:

8.

Bookkeeping or other services related to the accounting records or financial statements of a Fund Complex Entity, including;

º

Maintaining or preparing the accounting records for a Fund Complex Entity;

º

Preparing a Fund Complex Entity’s financial statements that are filed with the Securities Exchange Commission (“SEC”), or that form the basis for such financial statements; or

º

Preparing or originating source date underlying a Fund Complex Entity’s financial statements.

9.

Financial information systems design and implementation, including:

º

Directly or indirectly operating, or supervising the operation of a Fund Complex Entity’s information system or managing a Fund Complex Entity’s local area network.

º

Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to a Fund Complex Entity’s financial statements or other financial information systems taken as a whole.

10.

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports.

11.

Actuarial services.  This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in a Fund Complex Entity’s financial statements and related accounts.  This prohibition does not apply to providing assistance to a Fund Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

12.

Internal audit outsourcing services.  This category includes any internal audit service for a Fund Complex Entity that has been outsourced by the Fund Complex Entity that relates to the Fund Complex Entity’s internal accounting controls, financial systems, or financial statements.

Exception:  The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of a Fund Complex Entity’s financial statements.

13.

Management functions.  This category includes acting, temporarily or permanently, as a director, officer, or employee of a Fund Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for a Fund Complex Entity.

14.

Human resources.  Services in this category are:

º

searching for or seeking out prospective candidates for managerial, executive, or director positions;

º

engaging in psychological testing, or other formal testing or evaluation programs;

º

undertaking reference checks of prospective candidates for an executive or director position;

º

acting as a negotiator on behalf of a Fund Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

º

recommending, or advising a Fund Complex Entity to hire, a specific candidate for a specific job (except that the Fund’s independent accountant may, upon request by a Fund Complex Entity, interview candidates and advise the Fund Complex Entity on the candidate’s competence for financial accounting, administrative, or control positions).

15.

Broker-dealer, investment adviser, or investment banking services.  Services in this category are:

º

acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of a Fund Complex Entity;

º

making investment decisions on behalf of a Fund Complex Entity, or otherwise having discretionary authority over an audit client’s investments;

º

executing a transaction to buy or sell an audit client’s investment; or

º

having custody of assets of a Fund Complex Entity, such as taking temporary possession of securities purchased by a Fund Complex Entity.

16.

Legal services.  A prohibited legal service is any service to a Fund Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

17.

Expert services unrelated to the audit.  This category includes providing an expert opinion or other expert service for a Fund Complex Entity, or a Fund Complex Entity’s legal representative, for the purpose of advocating a Fund Complex Entity’s interests in litigation or in a regulatory or administrative proceeding or investigation.  This prohibition is not applicable to cases in which the Fund’s independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to a Fund Complex Entity.

APPENDIX D

SERVICE AFFILIATES

Any non-prohibited Covered Non-Audit Service provided to the following entities must be pre-approved as provided in these Procedures:

Capstone Asset Management Company

Capstone Asset Planning Company

Frank Russell Investment Management Company

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Briggs Bunting and Dougherty LLP billed Capstone Financial Service Inc. $44,000 related to (1) an audit of the advisor and entity’s under common control of the advisor, for the fiscal year-ended September 30, 2005 and (2) agreed upon procedures on policies and procedures of a service provider to assist the Funds Chief Compliance Officer in his annual 38a-1 review of other funds in the investment company complex. No such billings occurred during the period ending September 30, 2006.

(h) Disclose whether the registrant's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures

Capstone Asset Management Co.

Proxy Voting Policies and Procedures

Adopted:  March 1, l994

Revised:  May 1, 1999

Further Revised:  June 30, 2003

I.

Statement of Policy

It is the policy of Capstone Asset Management Company ("CAMCO") to vote proxies on securities held by its clients for which CAMCO exercises voting authority, including CAMCO's registered investment company clients, ("Clients") in the best interests of those Clients and without regard to the interests of the Adviser or any other client of the Adviser, and of Fund shareholders, in accordance with CAMCO's fiduciary duties under applicable law and in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").  CAMCO has adopted these proxy voting policies and procedures ("Procedures") for the voting of proxies relating to securities held in client accounts as to which CAMCO has voting authority, directly or indirectly.  Indirect voting authority exists where CAMCO's voting authority is implied by a general obligation of investment authority without reservation of proxy voting authority.  The Boards of Directors/Trustees of investment companies ("Funds") for which CAMCO acts as investment adviser, and for which CAMCO has discretionary authority to vote proxies, have directed CAMCO to follow these Procedures in voting proxies for the Funds.

II.

Limitations on Policy

a.

Client Instructions or Restrictions - CAMCO's exercise of voting rights for Client securities is subject to any applicable instructions or restrictions that may be imposed by a particular Client, from time to time.  In such a case, CAMCO may vote proxies for a particular Client differently from those voted for a Client that does not provide instructions or restrictions.

b.

Securities No Longer Held - CAMCO generally will not vote proxies with respect to securities of a Client that are no longer held by a Client, having been sold on or after the record date.

c.

Securities on Loan - CAMCO may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its client's overall best interests not to vote.  Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as the Adviser deems appropriate under the circumstances.  As examples, CAMCO may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

III.

Conflicts of Interest

If CAMCO determines that voting proxies with respect to a particular security would involve a material conflict between the interests of CAMCO and its affiliates, on the one hand, and those of one or more Clients, on the other, CAMCO will choose one of the following options:

o

Cause the proxies to be "echo voted" -- i.e., in the same proportion as the votes of non-Client holders of the particular security;

o

Vote the proxies in accordance with the recommendations of an independent proxy voting service;

o

Refer the voting decision to the Client;

o

Obtain from the Client an acknowledgement and waiver of the conflict to permit CAMCO to vote the proxies in accordance with the policies described in Appendix A.

IV.

Administration

a.

Obtaining Proxy Statements.  CAMCO will take reasonable steps to assure that proxy statements are received from Clients' custodian(s), or any other appropriate person, in a timely manner.  A list of accounts for which CAMCO is required to vote proxies will be maintained.  Periodically a comparison will be performed between proxies received and those proxies required to be voted by CAMCO.  Any discrepancies will be resolved promptly.

b.

Disclosure.  CAMCO will comply with applicable requirements of the Securities and Exchange Commission regarding disclosures to Clients about these Procedures and about particular proxy votes.  In particular, CAMCO will: provide Clients with a description of these Procedures; provide a copy of these Procedures to any Client upon request; and disclose to Clients how they may obtain information from CAMCO about particular proxy votes.

c.

Records.   CAMCO will make, maintain and preserve records related to these Procedures in accordance with applicable regulatory requirements.

d.

Proxy Voting Responsibility.  To provide centralized management of the proxy voting process, CAMCO shall establish a Proxy Voting Committee comprised of all members of the CAMCO Investment Committee and one or more representatives of the legal compliance area.  (See Appendix B).

The Proxy Voting Committee shall:

o

Supervise the proxy voting process, including the identification  of material conflicts of  interest involving the Adviser and the proxy voting process in respect of securities owned by or on behalf of such clients;

o

Determine how to vote proxies relating to issues not covered by these guidelines; and

o

Determine when the Adviser may deviate from these guidelines.

e.

Compliance Responsibility.  CAMCO shall designate, from time to time, one or more persons, to be identified in Appendix B, to monitor compliance with these Procedures and with applicable regulatory requirements.

f.

Review of Procedures.  CAMCO will review these Procedures from time to time to assure their continuing appropriateness.

APPENDIX A

PROXY VOTING POLICIES

I. The Board of Directors

A.  Voting on Director Nominees in Uncontested Elections

We will generally vote for nominees.  If we vote against management, the reasons for this decision will be kept in CAMCO's records.

B.  Chairman and CEO are the Same Person

We vote, on a case-by case basis, on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.  Majority of Independent Directors

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a case by-case basis.

Shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively are reviewed on a case-by-case basis.

D.  Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.  Term of Office

We vote against shareholder proposals to limit the tenure of outside directors.

F.  Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violation of fiduciary obligations than mere carelessness.

We vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:  (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and  (2) only if the director's legal expenses would be covered.

G.  Charitable Contributions

Votes for shareholder proposals to eliminate, direct or otherwise restrict charitable contributions are evaluated on a case-by case basis.

H.  Management Prerogatives

We vote against shareholder proposals the effect of which we believe falls correctly under the perview of management.

II. Proxy Contests

A.  Voting for Directors Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

o

long-term financial performance of the target company relative to its industry

o

management's track record

o

background to the proxy contest

o

qualifications of director nominees (both slates)

o

evaluation of what each side is offering shareholders as well as the likelihood that the proposed objective and goals can be met

o

stock ownership positions.

B.  Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

III. Auditors

Ratifying Auditors

o

We will generally vote for the selection of auditors.  If we vote against the selection of auditors, the reasons for this decision will be kept in CAMCO's records.

o

We vote for shareholder proposals that prohibit the audit firm from providing consulting services.

o

We examine on a case-by-case basis, proposals to limit the term of successive engagements of any one audit firm.

IV. Proxy Contest Defenses

A.  Board Structure:  Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

B.  Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.  Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

D.  Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.  Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

F.  Shareholder Ability to Alter the Size of the Board

We vote for proposals that seek to fix the size of the board.

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.  Tender Offer Defenses

A.  Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review, on a case-by-case basis, shareholder proposals to redeem a company's poison pill.

We review, on a case-by-case basis, management proposals to ratify a poison pill.

B.  Fair Price Provisions

We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more that a majority of disinterested shares.

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.  Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

D.  Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder voter requirements for charter and bylaw amendments.

E.  Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

VI. Miscellaneous Governance Provisions

Confidential Voting

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:  In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy remains in place.  If the dissidents do not agree, the confidential voting policy is waived.

We vote for management proposals to adopt confidential voting.

VII. Capital Structure

A.  Common Stock Authorization

We review, on a case-by-case basis, proposals to increase the number of shares of common stock authorized for issue.

B.  Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review, on a case-by-case basis, proposals that would authorize the creation of new classes or preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review, on a case-by-case basis, proposals to increase the number of authorized blank check preferred shares.

C.  Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

D.  Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock

G.  Preemptive Rights

We review, on a case-by-case basis, proposals to create or abolish preemptive rights.  In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H.  Debt Restructurings

We review, on a case-by-case basis, proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  We consider the following issues:

o

Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earning be?

o

Change in Control -- Will the transaction result in a change of control of the company?

o

Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approval proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I.  Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. Executive and Director Compensation

In general, we vote, on a case-by-case basis, on executive and director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

A.  Shareholder Proposals to Limit Executive and Director Pay

We review, on a case-by-case basis, all shareholder proposals that seek additional disclosure of executive and director pay information.

We review, on a case-by-case basis, all other shareholder proposals that seek to limit executive and director pay.

B.  Golden and Tin Parachutes

We review, on a case-by-case basis, all proposals to ratify or cancel golden or tin parachutes.

C.  Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

D.  401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A.  Voting on State Takeover Statutes

We review, on a case-by-case basis, proposals to opt in or out of share takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, shareholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.  Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

X.  Mergers and Corporate Restructurings

A.  Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

o	anticipated financial and operating benefits;
o	offer price (cost vs. premium).

B.  Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.  Spin-offs

Votes on spin-offs are considered on a case-by-case basis, depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.  Asset Sales

Votes on asset sales are made, on a case-by-case basis, after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.  Liquidations

Votes on liquidations are made, on a case-by-case basis, after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executive managing the liquidation.

F.  Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.  Changing Corporate Name

We generally vote for changing the corporate name.  If we vote against the proposed change, the reasons will be noted in CAMCO's records.

XI. Mutual Fund Proxies

A.  Election of Directors/Trustees

We vote on director/trustee nominees on a case-by-case basis.

B.  Investment Advisory Agreement

We vote on investment advisory agreements on a case-by-case basis.

C.  Fundamental Investment Restrictions

We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D.  Distribution Agreements

We vote on distribution agreements on a case-by-case basis.

XII. Social and Environmental Issues

We vote on shareholder proposals on social and environmental issues on a case-by-case basis.

12883583.1.BUSINESS

PROXY VOTING -- ADDENDUM

We generally vote routine proxies for management's proposals.  If we vote against management, CAMCO will keep a record of the reasons for such votes.

Routine issues include:

o	Re-election of board members
o	Name changes
o	Appointment of auditors or other professionals

Our guidelines on non-routine issues will be revised from time to time based on our research.  We will vote on these matters generally in accordance with our guidelines, subject to our fiduciary duty and any legal requirements binding the applicable client's proxy votes.  If we vote otherwise than in accordance with our guidelines, the reasons will be noted in CAMCO's records.

Non-routine issues include:

o	Acquisitions
o	Mergers
o	Spin-offs
o	Significant changes in the By-Laws, Articles of Incorporation, etc.
o	Anti-takeover provisions, poison pills
o	Rights offerings
o	Measure in authorized shares of common or preferred stock

Item 8.  Portfolio Managers of Closed-End Funds.

The Fund’s portfolio manager is Donald R. McFadden. Mr. McFadden is a Senior Vice President of Capstone Asset Management Company, where he has provided investment management and administrative services for 10 years.

The numbers of registered investment company accounts and private accounts, and assets in each category, managed by the portfolio manager is indicated in the following table.  The portfolio manager referenced in the table below does not manage any pooled investment vehicles other than registered investment companies.

Portfolio Manager	Number of Registered Investment Companies	Assets under management (in millions)	Number of Private Accounts	Assets under management (in millions)	Total Assets (in millions)
Donald R. McFadden	1	$48,504,322	0	0	$48,504,322

None of the accounts managed by this portfolio manager has a performance fee-based investment advisory fee. The compensation of the portfolio manager derives 75% from base salary and 25% from CAMCO's profit sharing plan.  The portfolio manager participates in normal corporate benefits, including group life and health insurance, 401(k) plan with a corporate matching contribution calculated in the same manner as for all other participating employees, and vacation.

 Ownership of Securities:

The following table shows the dollar range of shares of the Fund owned by the Portfolio Manager as of September 30, 2008, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Donald R. McFadden	$0

(b)                                 Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant's first fiscal half-year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date December 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date December 31, 2008

By /s/Carla Homer

   Carla Homer

   Treasurer

Date December 31, 2008